UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital Management LLP
   Address:   4th Floor Brookfield House
              44 Davies Street
              London, S1K 5JA
              United Kingdom

   Form 13F File Number:   28-13063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Chief Executive Officer
   Phone:   44 207 268 8642

Signature Place and Date of Signing:


   /s/ Gerard Griffin          London, England          May 11, 2009

Note: As of the end of the reporting period, no reportable positions of 13F Securities were held in the accounts managed by this reporting manager. Accordingly, there is no information table included in this report.

Report Type (Check only one):
   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

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                            FORM 13F SUMMARY PAGE
Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            0
   Form 13F Information Table Value Total:           $0

List of Other Included Managers:                   None

                          FORM 13F INFORMATION TABLE

Not Applicable.  See note on cover page.